ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.           ORGANIZATION AND BASIS OF PRESENTATION

Top Margin Limited was incorporated under the laws of the Cayman Islands on January 11, 2007. In June 2017, Top Margin Limited changed the corporate name into RYB Education, Inc. In May 2022, RYB Education, Inc. changed the corporate name into Gravitas Education Holdings, Inc. (the “Company”). The Company, its subsidiaries, its consolidated variable interest entity (“VIE”) and VIE’ subsidiaries and kindergartens (collectively the “Group”) are primarily engaged in providing kindergarten educational services, play-and-learn center services, student care services, kindergarten operation solutions, training and other advisory services and sale of educational merchandise in the People’s Republic of China (“PRC”) and in Singapore before April 30, 2022.

To better adapt to the evolving trends of the education sector in mainland China, in March 2022, the wholly-owned subsidiaries of the Group, Beijing Qijin Technology Group Co., Ltd. (“Beijing Qijin”, formerly known as “Beijing RYB Technology Development Co., Ltd” or “RYB Technology”) and Qiyuan Education Technology (Tianjin) Co., Ltd (“TJ Qiyuan”) entered into termination agreements with certain variable interest entities, Beijing RYB Children Education Technology Development Co., Ltd. (“Beijing RYB”) and Beiyao Technology Development Co., Ltd. (“Beiyao”) . By entering into those termination agreements, the Company will no longer be the primary beneficiary of its directly operated kindergarten business in China (the “Divestiture”) from April 30, 2022 (“the date of the Divestiture”). The Divestiture aimed to fully address compliance requirements with regard to relevant laws and regulations including the Reformed Opinions and the Implementation Rules, as well as commercial objectives to transform and elevate our service offering.

After April 30, 2022, the remaining businesses of the Group are mainly engaged in the provision of kindergarten operation solutions to the divested kindergartens in PRC, play-and-learn center services in PRC, and kindergarten educational services and student care services in Singapore.

1.	ORGANIZATION AND BASIS OF PRESENTATION - continued

As of December 31, 2022, details of the Company’s subsidiaries, its VIE and VIE’s major subsidiaries were as follows:

	Date of		Percentage of
	establishment	Place of	legal ownership
Name	or acquisition	establishment	by the Company	Principal activities
Major subsidiaries:
Beijing Qijin Technology Group Co., Ltd. (“Beijing Qijin”)	December 24, 2007	Mainland China	100%	Investment holding and provision of educational services
Qiyuan Education Technology (Tianjin) Co., Ltd (“TJ Qiyuan”)	May 18, 2018	Mainland China	100%	Investment holding and provision of educational services
Beijing Beilin International Education Co., Ltd. (“BJ Beilin”)	September 28, 2018	Mainland China	100%	Investment holding and provision of educational services
Precious Companion Group Limited	August 4, 2018	Hong Kong	100%	Investment holding and provision of educational services
Digital Knowledge World Co., Ltd.	September 1, 2018	Cayman Islands	100%	Investment holding and provision of educational services
Digital Education Co., Ltd.	September 1, 2018	Hong Kong	100%	Investment holding and provision of educational services
Beilin International Education Limited	September 1, 2018	Hong Kong	100%	Investment holding and provision of educational services
Global Eduhub Pte Ltd.	April 1, 2019	Singapore	85%	Investment holding and provision of educational services
Global Edu (SG) Holding Pte Ltd	April 1, 2019	Singapore	85%	Investment holding and provision of educational services
Global Eduhub Holding Limited	April 1, 2019	Hong Kong	85%	Investment holding and provision of educational services
Shenzhen RYB Children Education Technology Development Co., Ltd.	June 20, 2007	Mainland China	100%	Sale of educational merchandise, play-and-learn center services provision of educational services
Beijing Youer Lezhi Technology Development Co., Ltd.	April 2, 2014	Mainland China	100%	Sale of educational merchandise, and provision of educational services
Shanghai Geleli Technology Development Co.,	June 4, 2019	Mainland China	51%	Sale of educational merchandise and provision of educational services
NASCANS Pte. Ltd.	April 1, 2019	Singapore	85%	Provision of educational services
Mulberry Learning Centre International Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Mulberry Learning Centre @ Tanjong Pagar Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Alphabet Playhouse Childcare and Learning Centre Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Alphabet Playhouse @ East Coast Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Mulberry Learning Centre Alexandra Pte Ltd	November 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse @ Bukit Batok Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse @ Sengkang Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse @ S540 Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse Childcare & Development Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Allegiance (Edu) Ptd Ltd	April 1, 2020	Singapore	85%	Kindergarten services
Little Greenhouse @ S553 Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Variable interest entitiy:
Zhudou Investment (Beijing) Ltd.(“Zhudou Investment”)	July 3, 2001	Mainland China	Consolidated VIE	Investment holding and provision of educational services
Beijing Ailuo Education Technology co., ltd	July 10, 2014	Mainland China	Consolidated VIE	Sale of educational merchandise
Beijing Qingtian Youpin Electronic Commerce Co., Ltd..	June 8, 2015	Mainland China	Consolidated VIE	Sale of educational merchandise
Beijing Aizhudou Culture Development Co., Ltd.	February 8, 2012	Mainland China	Consolidated VIE	Sale of educational merchandise
Kuaileshuo (Beijing) Education Technology Co., Ltd.	January 4, 2019	Mainland China	Consolidated VIE	Sale of educational merchandise

1.           ORGANIZATION AND BASIS OF PRESENTATION - continued

The VIE arrangements

Former VIEs

Prior to the effectiveness of the Divestiture, the laws and regulations of mainland China restrict foreign ownership and investment in the education industry at the kindergarten level. As the Company is deemed a foreign legal person under the laws of mainland China, accordingly the Company’s subsidiary is not eligible to engage in the provision of kindergarten services. To comply with these foreign ownership restrictions, the Company operates substantially all of its education services through VIEs and the VIEs’ subsidiaries and kindergartens in the PRC. The VIEs and their subsidiaries and kindergartens hold leases and other assets necessary to provide education services and generate revenues.

On July 3, 2008, Beijing Qijin, a wholly-owned subsidiary of the Group, entered into a series of contractual arrangements with Beijing RYB, and the shareholders of Beijing RYB, through which the Company obtained the power to direct the activities that most significantly affects the economic performance of Beijing RYB and receive the economic benefits that could be significant to Beijing RYB, and became the primary beneficiary of Beijing RYB. The contractual arrangements were modified on September 19, 2011 and November 4, 2015 when there were changes in the shareholders in Beijing RYB.

On June 15, 2018, TJ Qiyuan, a wholly-owned subsidiary of the Group, entered into a series of contractual arrangements with Beijing Beiyao Technology Development Ltd. (“Beiyao”) and the shareholders of Beiyao, through which the Company obtained the power to direct the activities that most significantly affects the economic performance of Beiyao and receive the economic benefits that could be significant to Beiyao, and became the primary beneficiary of Beiyao.

In September 2018, the Group acquired Beijing Beilin International Education Co., Ltd. (“BJ Beilin”) and Beijing Haidian District Bozhi Training School (“Bozhi”) through the acquisition of Digital Knowledge World Co., Ltd. On September 28, 2018, BJ Beilin, a wholly-owned subsidiary of the Group, entered into a series of contractual arrangements with Bozhi, and the shareholders of Bozhi, through which the Company obtained the power to direct the activities that most significantly affects the economic performance of Bozhi and receive the economic benefits that could be significant to Bozhi, and became the primary beneficiary of Bozhi. The terms of these contractual agreements of Beiyao and Bozhi are substantially similar to the agreements of Beijing RYB, except that the agreements of Bozhi will remain effective for twenty years, when contract duration is applicable.

The above VIE agreements were terminated on April 30, 2022 as a result of the Divestiture. The above mentioned VIE entities collectively were referred to as “the Former VIEs”.

New VIE

Pursuant to the laws and regulations of mainland China, Internet Content Services (“ICP”) license can only be held by companies with an ultimate capital contribution percentage by foreign investor(s) not exceed 50%. To comply with this foreign ownership restrictions, On April 30, 2022, TJ Qiyuan entered into a series of contractual arrangements with Zhudou Investment (Beijing) Ltd. (“Zhudou Investment”, or “the New VIE”), and the shareholders of Zhudou Investment, through which the Company obtained the power to direct the activities that most significantly affects the economic performance of Zhudou Investment and receive the economic benefits that could be significant to Zhudou Investment, and became the primary beneficiary of Zhudou Investment.

1.           ORGANIZATION AND BASIS OF PRESENTATION - continued

The VIE arrangements - continued

New VIE - continued

●	Agreements through which the Group receives economic benefits of the New VIE:

Exclusive Consultation and Service Agreement

Pursuant to the exclusive consultation and service agreement among TJ Qiyuan, Zhudou Investment, the subsidiaries of Zhudou Investment, and the shareholders of Zhudou Investment, TJ Qiyuan or its designated person has the exclusive right to provide Zhudou Investment with exclusive technology and business support, business management consulting, intellectual property licensing, and other services. Without TJ Qiyuan’s prior written consent, Zhudou Investment may not accept any services subject to this agreement from any third party. The service fee to be charged to Zhudou Investment under this agreement equal to total revenue deducting the relevant costs, fees, tax expenses and reserved funds as required by applicable laws and regulations of mainland China, and shall be determined by considering, among other things, the complexity of the services, the actual cost that may be incurred for providing such services, as well as the value and comparable price on the market of the service provided. TJ Qiyuan will have the exclusive ownership of all intellectual property rights created as a result of the performance of this agreement. Zhudou Investment also granted TJ Qiyuan an irrevocable and exclusive right to purchase part or all of Zhudou Investment’s assets at the lowest price permitted by the laws of mainland China. To guarantee Zhudou Investment’s performance of this agreement, upon request from TJ Qiyuan, Zhudou Investment shall pledge or mortgage part or all of its accounts receivable and part or all of its assets to TJ Qiyuan. Unless TJ Qiyuan terminates this agreement in advance, this agreement will remain effective during the term of operation of each of the parties to the agreement. Zhudou Investment and those shareholders have no right to terminate this agreement unilaterally.

●	Agreements that provide the Company the power to direct the activities of the New VIE:

Business Operation Agreement

Pursuant to the business operation agreement among TJ Qiyuan, Zhudou Investment, the subsidiaries of Zhudou Investment, and the shareholders of Zhudou Investment, Zhudou Investment and those shareholders agree that, without prior written consent of TJ Qiyuan, Zhudou Investment will not take any action that may have material adverse effects on its businesses, assets, human resources, rights, obligations, or business operations. Zhudou Investment and those shareholders further agree that they will accept and strictly follow TJ Qiyuan’s instructions in relation to Zhudou Investment’s daily operations, financial management, and election of directors appointed by TJ Qiyuan. Those shareholders agree to transfer any dividends or any other income or interests they receive as the shareholders of Zhudou Investment immediately and unconditionally to TJ Qiyuan. Unless TJ Qiyuan terminates this agreement in advance, this agreement will remain long term effective Zhudou Investment and those shareholders have no right to terminate this agreement unilaterally.

Power of Attorney

Pursuant to the power of attorney, each of the shareholders of Zhudou Investment has signed power of attorney to TJ Qiyuan to irrevocably authorize TJ Qiyuan or any person(s) designated by TJ Qiyuan to act as his or her attorney-in-fact to exercise all of his or her rights as a shareholder of Zhudou Investment, including, but not limited to, the right to convene shareholders’ meetings, vote and sign any resolution as a shareholder, appoint directors, supervisors and officers, as well as the right to sell, transfer, pledge and dispose of all or a portion of the shares held by such shareholder. The power of attorney will remain in force for long term.

1.           ORGANIZATION AND BASIS OF PRESENTATION - continued

The VIE arrangements - continued

New VIE - continued

●	Agreements that provide the Company the power to direct the activities of the New VIE: - continued

Spousal Consent

Pursuant to the spousal consent, spouses of the shareholders of Zhudou Investment, who collectively holds 100% equity interest, have each signed a spousal consent letter. Under the spousal consent letters, each signing spouse acknowledges the entry into of the contractual arrangements of new VIE by the shareholders of Zhudou Investment , respectively; also, undertakes that he or she shall not take any actions that are in conflict with the purpose and intention of the contractual arrangements of new VIE, including asserting that any equity interests held by the shareholders of Zhudou Investment, respectively, fall within the scope of their communal properties. Each signing spouse confirms that his or her authorization or consent is not required for the implementation of the contractual arrangements of the new VIE, any amendments thereto or the termination thereof.

Equity Pledge Agreement

Pursuant to the Equity Pledge Agreement among TJ Qiyuan, Zhudou Investment and the shareholders of Zhudou Investment, those shareholders have pledged 100% equity interest in Zhudou Investment to TJ Qiyuan to guarantee the performance by Zhudou Investment and its shareholders of their obligations under the business operation agreement, the power of attorney, the exclusive option agreement and the exclusive consultation and service agreement. If Zhudou Investment or those shareholders breach their contractual obligations under these agreements, TJ Qiyuan, as pledgee, will have the right to dispose of the pledged equity interests in Zhudou Investment and will have priority in receiving the proceeds from such disposal. Those shareholders also agree that, during the term of the equity pledge agreement, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. The share pledge is required to be registered under the relevant laws and regulations. We will complete registering the equity pledge with the relevant with the relevant authority in accordance with the agreement.

Exclusive Option Agreement

Pursuant to the exclusive option agreement among TJ Qiyuan, Zhudou Investment and the shareholders of Zhudou Investment, those shareholders irrevocably granted TJ Qiyuan or any third party designated by TJ Qiyuan an exclusive option to purchase all or part of their equity interests in Zhudou Investment at the lowest price permitted by applicable laws of mainland China. Those shareholders further undertake that they will neither create any pledge or encumbrance on their equity interests in Zhudou Investment, nor transfer, gift or otherwise dispose of their equity interests in Zhudou Investment to any person other than TJ Qiyuan or its designated third party. Without TJ Qiyuan’s prior written consent, those shareholders agree not to, among other things, transfer or in any other way to dispose any assets of Zhudou Investment, terminate any material agreement to which Zhudou Investment is a party, permit Zhudou Investment to enter into transactions which materially and adversely affect Zhudou Investment’s assets, financial status. This agreement will remain effective unless TJ Qiyuan or its designated third party exercises the option and has acquired all of the equity interests in and/or the relevant assets of Zhudou Investment, or all parties to this agreement have executed a written agreement to terminate this agreement, whichever is earlier.

1.           ORGANIZATION AND BASIS OF PRESENTATION - continued

The VIE arrangements - continued

New VIE - continued

As a result of these contractual arrangements, TJ Qiyuan (1) has the power to direct the activities that most significantly affected the economic performance of Zhudou Investment, and (2) has the right to receive the economic benefits of Zhudou Investment. In making the conclusion that the TJ Qiyuan, a wholly owned subsidiary of the Group, is the primary beneficiary of Zhudou Investment, the Company believes the Company’s rights under the terms of the exclusive option agreement has provided it with a substantive kick out right. More specifically, the Company believes the terms of the exclusive option agreement are valid, binding and enforceable under mainland China laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable mainland China law to exercise the option has not represented a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive option agreement. In addition, the articles of association of Zhudou Investment provided that the shareholders of Zhudou Investment have the power to, in a shareholders’ meeting: (i) approve the operating strategy and investment plan; (ii) elect the members of board of directors and approve their compensation; and (iii) review and approve the annual budget and earnings distribution plan.

Consequently, the Company’s rights under the business operation agreement and powers of attorney have reinforced the Company’s abilities to direct the activities most significantly impacting Zhudou Investment’s economic performance. The Company also believes that this ability to exercise control ensured that Zhudou Investment would continue to execute service agreements and pay service fees to the Company. By charging service fees, and by ensuring that service agreements were executed indefinitely, the Company has the rights to receive substantially all of the economic benefits from Zhudou Investment.

Risks in relation to VIE structure

Prior to the effective of the Divestiture, during the years ended December 31, 2020 and 2021, and four months ended April 30, 2022 before the Group lost control over the Former VIEs as a result of deconsolidation, the Group believes that the contractual arrangements with the Former VIEs were in compliance with the mainland China law and regulations and were legally enforceable.

Subsequent to the Divestiture became effective on April 30, 2022, except for termination on the Former VIEs, the Group believes that the contractual arrangements of the New VIE continue to be legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

●	VIEs and their shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of VIEs, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.
●	VIEs and their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on VIEs or the Group, mandate a change in ownership structure or operations for VIEs or the Group, restrict VIEs or the Group’s use of financing sources or otherwise restrict VIEs or the Group’s ability to conduct business.

1.           ORGANIZATION AND BASIS OF PRESENTATION - continued

The VIE arrangements - continued

Risks in relation to VIE structure - continued

●	The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or VIEs have failed to comply with the laws and regulations to effectuate such contractual arrangements.
●	If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group’s business and operations in China.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Group may not be able to consolidate the Former VIEs and their subsidiaries and kindergartens and the New VIE in the consolidated financial statements as the Group may lose the ability to obtain the power to direct the Former VIEs and the New VIE, and their shareholders, and the Group may lose the ability to receive economic benefits from the Former VIEs and the New VIE.

The following financial information of the Company’s consolidated VIE after the elimination of inter-company transactions for the three years ended December 31, 2022 and balances as of December 31, 2021 and 2022, was included in the accompanying consolidated financial statements, respectively:

	As of December 31,
	2021	2022
Cash and cash equivalents	32,964	974
Prepaid expenses and other current assets	8,219	119
Total current assets	47,171	1,624
Total assets	171,872	4,417
Total current liabilities	98,706	5,540
Total liabilities	165,956	7,254

As of December 31, 2021 and 2022, the consolidated VIE accounted for an aggregate of 61% and 5%, respectively, of the Group’s consolidated total assets, and 81% and 13% respectively of the Group’s consolidated total liabilities.

	For the years ended December 31,
	2020	2021	2022
Net revenues from continuing operations of the VIE	1,462	2,398	6,441
Net revenues from discontinued operations of the VIEs	78,645	139,607	36,589
Net (loss) income from continuing operations of the VIE	(1,095)	(920)	2,626
Net (loss) income from discontinued operations of the VIEs	(33,843)	10,259	2,776

Net cash (used in) provided by operating activities	(12,007)	14,041	715
Net cash (used in) provided by investing activities	(2,368)	(3,135)	(31,352)
Net cash provided by (used in) financing activities	460	(820)	(534)
Effects of exchange rate changes	(1,395)	1,632	(1,811)

1.           ORGANIZATION AND BASIS OF PRESENTATION - continued

The VIE arrangements - continued

There are no consolidated VIE’ assets that are collateral for the VIE’ obligations and which can only be used to settle the VIE’ obligations. No creditors (or beneficial interest holders) of the VIE have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.